Long-Term Investments (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017
Ownership percentage				73.00%
Rgene Corporation [Member]
Ownership percentage		23.90%
Accounting treatment		Equity Method
Braingenesis Biotechnology Co., Ltd. [Member]
Ownership percentage	0.17%	0.17%
Accounting treatment	Cost Method
Genepharm Biotech Corporation [Member]
Ownership percentage	0.72%	0.72%
Accounting treatment	Cost Method
BioHopeKing Corporation [Member]
Ownership percentage	7.13%	7.13%
Accounting treatment	Cost Method
BioFirst Corporation [Member]
Ownership percentage	16.14%	15.84%
Accounting treatment	Equity Method
Rgene [Member]
Ownership percentage	31.63%	31.63%
Accounting treatment	Equity Method